Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 860,700	$ 121,480	¥ 974,400	¥ 1,319,856
Items that may be reclassified to profit or loss in subsequent periods, net of tax:
Foreign currency translation	8,467	1,195	49,245	(72,271)
Realization of foreign currency translation reserves upon disposal of foreign operation				(4,252)
Net fair value change on debt instruments at fair value through other comprehensive income	3,050	431	32,646
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods, representing other comprehensive income for the year, net of tax	11,517	1,626	81,891	(76,523)
Total comprehensive income for the year, net of tax	872,217	123,106	1,056,291	1,243,333
Attributable to:
Equity holders of the parent	610,369	86,148	763,935	827,109
Non-controlling interests	261,848	36,958	292,356	416,224
Total comprehensive income for the year, net of tax	¥ 872,217	$ 123,106	¥ 1,056,291	¥ 1,243,333